Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Research and Development Expenses
Clinical trial related costs	$ 38,019	$ 55,728
Personnel compensation and related costs	30,063	36,858
Other research and development expenses	3,908	2,670
Research and development expenses	$ 71,990	$ 95,256